Stock-based compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 12, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of promissory note to certain executives and employees	$ 1.1
Promissory note interest rate	0.38%
Vested share issued to settle certain executives' and employees' obligations	2,883,672
Unvested share issued to settle certain executives' and employees' obligations	4,603,833
Unvested early exercised common stock options		8,834,409	172,051
Liabilities related with stock options early exercise		$ 0.6	$ 0.1
Number of options early exercised		13,520,527	0
Weighted average grant date fair value of options granted		$ 0.78	$ 3.09
Unamortized stock-based compensation expense related to unvested stock options that is expected to be recognized		$ 34.6
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)		1 year 9 months 10 days
Cash received from option exercises and purchases of shares		$ 0.4	$ 0.1
Weighted-average estimated fair value of RSAs granted per share		$ 0.46	$ 5.88
Total fair value of RSAs vested during the years		$ 0.1	$ 1.1
Two Thousand Fifteen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance		59,767,222
Restricted stock awards vesting period		Vest monthly over 1, 2, or 4 years.
All options issued to date life		10 years
Vesting period		4 years
Exercise price percentage of fair market value		100.00%
Percentage required for shareholders of voting power to be eligible for incentive stock options		10.00%
Percentage of options shall not be granted at less than fair market value of the common stock at the date of grant		110.00%
Two Thousand Fifteen Stock Plan [Member] | Upon the first anniversary of the issuance date and 1/36th per month thereafter
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Two Thousand Fifteen Stock Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options under the Plan may be granted for periods		10 years